Bonds and money market funds	12 Months Ended
Nov. 30, 2020
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds
6.	Bonds and money market funds

	2020	2019

Bonds	$634	$5,246
Money market funds	7,397	7,337

	8,031	12,583

Current portion	(8,031)	(11,964)

Non-current portion	$-	$619
As at November 30, 2020, bonds were interest-bearing financial assets with stated interest rates ranging from 2.2% to 4.1% (2019 – 1.7% to 4.8%) and had an average maturity of 0.06 years (2019 – 0.5 years).